Segment Information - Schedule of Reconciliation of Assets from Segment to Consolidated (Details) - USD ($) $ in Millions		Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 5,374.5	$ 5,103.0	$ 4,412.7
Other Unallocated Assets
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		5,374.5	5,103.0
Motion Picture
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets			1,851.4	1,759.4
Motion Picture | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		1,916.8	1,851.4
Television Production
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets			2,347.8	1,949.1
Television Production | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,555.6	2,347.8
Other unallocated assets
Segment Reporting, Asset Reconciling Item [Line Items]
Other Assets	[1]		903.8	704.2
Other unallocated assets | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		902.1	903.8
Starz Business of Lions Gate Entertainment Corp
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,271.3	2,139.1	3,231.1
Other Assets		206.7	89.0
Starz Business of Lions Gate Entertainment Corp | Starz Networks
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,054.3	2,001.9	2,858.9
Starz Business of Lions Gate Entertainment Corp | International
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		10.3	11.2	16.3
Starz Business of Lions Gate Entertainment Corp | Other unallocated assets
Segment Reporting, Asset Reconciling Item [Line Items]
Other Assets			89.1	124.0
Starz Business of Lions Gate Entertainment Corp | Assets Of Discontinued Operations
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 0.0	$ 37.0	$ 231.9

[1]	Other unallocated assets primarily consist of cash, other assets and investments.